Freight Costs (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Freight costs	$ 36,199	¥ 252,010	¥ 278,834	¥ 263,606
Cargo and Freight [Member]
Freight costs	486	3,380	1,729	4,495
Shipping and Handling [Member]
Freight costs	$ 1,250	¥ 8,705	¥ 8,441	¥ 8,527